Balance Sheet Details - Schedule of Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accrued Liabilities Current [Abstract]
Accrued compensation	$ 974	$ 1,812
Refundable fees received	2,259
Other accrued liabilities	674	981
Total	$ 3,907	$ 2,793